Supplementary Information (Supplementary Oil and Natural Gas Activities) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2011 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2010 Mid-Con Energy Partners, LP [Member]	Jun. 30, 2009 Mid-Con Energy Corporation [Member]
Property acquisition costs:
Proved						$ 642	$ 15,729	$ 6,483	$ 1,080
Unproved						4		1
Exploration								912
Development						3,099	30,754	16,843	11,570
Asset retirement obligations	(278)	(115)	(70)	(370)	(265)	101	686	353	36
Total costs incurred						$ 3,846	$ 47,169	$ 24,592	$ 12,686